SUPPLEMENTAL INFORMATION - Summary of Distributions Paid to Participating Non-controlling Interests - In Operating Subsidiaries, Preferred Shareholders, Preferred Limited Partners Unitholders, and Perpetual Subordinate Notes (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	$ (993)	$ (967)	$ (1,372)
Participating non-controlling interests – in operating subsidiaries
Distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(891)	(1,428)	(1,275)
Preferred equity
Distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(28)	(27)	(26)
Perpetual subordinated notes
Distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(37)	(29)	(29)
Preferred limited partners’ equity
Distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(37)	(41)	(44)
Other(1)
Distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	$ 0	$ 558	$ 2